Inventories (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Inventories
Raw materials	$ 804,400	$ 3,703,900		$ 2,170,400
Work-in-process	94,900	66,700	$ 55,300	39,600
Finished goods	2,048,600	1,695,000	1,342,700	767,100
Inventory	5,947,900	5,465,600	4,696,300	2,977,100
Inventories-Current Assets	5,288,400	4,859,600	4,696,300	2,977,100
Inventories- Noncurrent Assets	$ 659,500	$ 606,000	$ 0	$ 0